Treasury Stock - Purchases of Common Stock on a Monthly Basis (Details) - $ / shares	1 Months Ended				3 Months Ended	12 Months Ended		34 Months Ended	35 Months Ended	36 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Total Number of Shares Purchased/Total Number of Cumulative shares Purchased as Part of Publicly announced Plans or Programs	1,667,000	1,500,000	300,000		3,467,000
Average Price Paid per Share	$ 75.22	$ 73.05	$ 71.26		$ 73.41
Shares withheld for payment of taxes				16,837		20,875	144,839
January 2015 stock repurchase plan
Equity, Class of Treasury Stock [Line Items]
Total Number of Shares Purchased/Total Number of Cumulative shares Purchased as Part of Publicly announced Plans or Programs								6,350,000	7,850,000	9,500,000
Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs	10,500,000	12,150,000	13,650,000		10,500,000	10,500,000		13,650,000	12,150,000	10,500,000
Shares authorized to be repurchased											20,000,000